Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 10	— Property and Equipment, Net
Property and equipment, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Land and improvements	$16,824	$16,828
Buildings and leasehold improvements	33,172	32,932
Furniture and office equipment	16,054	16,180
Computer software	18,645	17,370
Computer equipment	10,789	10,358
Construction in progress	403	25
Property and equipment, gross	95,887	93,693
Less accumulated depreciation	(40,832)	(38,573)
Property and equipment, net	$55,055	$55,120

Depreciation expense related to property and equipment was $2.4 million and $1.9 million for the three months ended March 31, 2013 and 2012, respectively.
Property and equipment are recorded at either cost for assets purchased or constructed, or fair value in the case of assets acquired through business combinations. The costs of improvements that extend the useful life of property and equipment are capitalized when incurred. These capitalized costs may include structural costs, equipment, fixtures and floor and wall coverings. All repair and maintenance costs are expensed as incurred.
Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the estimated useful lives, which range from four to forty years, or the remainder of the lease terms. Furniture, office equipment, computer software and computer equipment are depreciated using the straight-line method over their estimated useful lives, which range from three to seven years.

Property and Equipment, Net
Property and equipment, net consisted of the following as of December 31 (in thousands):

	2012	2011
Land and improvements	$16,828	$16,819
Buildings and leasehold improvements	32,932	29,032
Furniture and office equipment	16,180	12,832
Computer software	17,370	11,428
Computer equipment	10,358	7,954
Construction in progress	25	345
Property and equipment, gross	93,693	78,410
Less accumulated depreciation	(38,573)	(30,233)
Property and equipment, net	$55,120	$48,177

Depreciation expense related to property and equipment was $8.4 million, $7.4 million and $7.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Property and equipment are recorded at either cost for assets purchased or constructed, or fair value in the case of assets acquired through business combinations. The costs of improvements that extend the useful life of property and equipment are capitalized when incurred. These capitalized costs may include structural costs, equipment, fixtures and floor and wall coverings. All repair and maintenance costs are expensed as incurred.
Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the estimated useful lives, which range from four to forty years, or the remainder of the lease terms. Furniture, office equipment, computer software and computer equipment are depreciated using the straight-line method over their estimated useful lives, which range from three to seven years.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $7.4 million, $15.6 million, $0.7 million and $0.4 million in furniture, office and computer equipment, and leasehold improvements based on the respective appraisals. See Note 21— Business Combinations for further details.